Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
April 30, 2024
GAI-NPRT3-0624
1.800339.120
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	905,000	29,914
Verizon Communications, Inc.	484,274	19,124
		49,038
Entertainment - 1.2%
The Walt Disney Co.	442,290	49,138
Universal Music Group NV	1,949,800	57,639
Warner Music Group Corp. Class A	479,200	15,814
		122,591
Interactive Media & Services - 0.3%
Meta Platforms, Inc. Class A	64,800	27,875
Media - 2.0%
Comcast Corp. Class A	4,060,312	154,738
Interpublic Group of Companies, Inc.	1,624,931	49,463
		204,201
TOTAL COMMUNICATION SERVICES		403,705
CONSUMER DISCRETIONARY - 2.3%
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc.	3,900	13,463
Churchill Downs, Inc.	79,200	10,217
Domino's Pizza, Inc.	48,700	25,775
Marriott International, Inc. Class A	113,623	26,830
Starbucks Corp.	261,760	23,163
		99,448
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	118,014	9,744
Whirlpool Corp. (b)	76,094	7,218
		16,962
Specialty Retail - 0.8%
Lowe's Companies, Inc.	345,914	78,865
Textiles, Apparel & Luxury Goods - 0.3%
Compagnie Financiere Richemont SA Series A	56,380	7,793
NIKE, Inc. Class B	161,700	14,918
Puma AG	285,554	13,184
		35,895
TOTAL CONSUMER DISCRETIONARY		231,170
CONSUMER STAPLES - 6.1%
Beverages - 2.4%
Davide Campari Milano NV	288,900	2,904
Diageo PLC sponsored ADR	274,211	37,885
Keurig Dr. Pepper, Inc.	2,422,000	81,621
Pernod Ricard SA	125,600	19,034
Remy Cointreau SA	46,047	4,368
The Coca-Cola Co.	1,528,110	94,391
		240,203
Consumer Staples Distribution & Retail - 1.4%
Sysco Corp.	656,736	48,809
Target Corp.	253,600	40,825
Walmart, Inc.	930,200	55,207
		144,841
Household Products - 0.2%
Colgate-Palmolive Co.	62,300	5,727
Procter & Gamble Co.	68,900	11,244
		16,971
Personal Care Products - 1.6%
Estee Lauder Companies, Inc. Class A	205,200	30,105
Haleon PLC ADR	7,861,211	67,056
Kenvue, Inc.	3,492,708	65,733
		162,894
Tobacco - 0.5%
Altria Group, Inc.	756,867	33,158
British American Tobacco PLC sponsored ADR	279,000	8,208
Philip Morris International, Inc.	138,900	13,187
		54,553
TOTAL CONSUMER STAPLES		619,462
ENERGY - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Enterprise Products Partners LP	254,500	7,146
Exxon Mobil Corp. (c)	6,429,301	760,393
Galp Energia SGPS SA Class B	338,800	7,304
Imperial Oil Ltd. (b)	1,996,626	137,276
Kosmos Energy Ltd. (d)	2,235,355	12,674
Pioneer Natural Resources Co.	42,600	11,473
Shell PLC ADR	1,481,500	106,164
		1,042,430
FINANCIALS - 19.2%
Banks - 12.7%
Bank of America Corp. (c)	7,557,036	279,686
HDFC Bank Ltd. sponsored ADR	186,700	10,754
JPMorgan Chase & Co.	592,775	113,659
M&T Bank Corp.	363,094	52,427
PNC Financial Services Group, Inc.	787,501	120,692
U.S. Bancorp (c)	2,447,137	99,427
Wells Fargo & Co. (c)	10,130,470	600,939
		1,277,584
Capital Markets - 2.4%
3i Group PLC	495,200	17,692
Brookfield Corp. Class A	658,502	26,419
Charles Schwab Corp.	59,000	4,363
Intercontinental Exchange, Inc.	12,600	1,622
KKR & Co. LP	570,552	53,101
Moody's Corp.	21,300	7,888
Morgan Stanley	208,951	18,981
MSCI, Inc.	6,400	2,981
Northern Trust Corp.	1,002,753	82,617
Raymond James Financial, Inc.	218,170	26,617
		242,281
Financial Services - 3.0%
Edenred SA	516,700	24,516
Fidelity National Information Services, Inc.	367,632	24,970
Global Payments, Inc.	199,700	24,517
MasterCard, Inc. Class A	66,567	30,035
Visa, Inc. Class A	721,675	193,849
		297,887
Insurance - 1.1%
American Financial Group, Inc.	40,800	5,212
Arthur J. Gallagher & Co.	113,200	26,567
Brookfield Reinsurance Ltd. (b)	2,086	84
Chubb Ltd.	114,356	28,433
Marsh & McLennan Companies, Inc.	168,770	33,658
Prudential PLC	644,800	5,608
The Travelers Companies, Inc.	77,627	16,469
		116,031
TOTAL FINANCIALS		1,933,783
HEALTH CARE - 12.2%
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	174,600	18,502
Becton, Dickinson & Co.	137,011	32,143
Boston Scientific Corp. (d)	1,594,322	114,584
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (b)	975,702	25,905
Sonova Holding AG	21,532	5,982
		197,116
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	438,411	45,174
Cigna Group	436,154	155,724
CVS Health Corp.	304,112	20,591
Humana, Inc.	109,600	33,109
McKesson Corp. (c)	187,134	100,530
UnitedHealth Group, Inc.	393,287	190,233
		545,361
Life Sciences Tools & Services - 0.7%
Danaher Corp.	265,803	65,552
Thermo Fisher Scientific, Inc.	10,700	6,085
		71,637
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	1,872,936	82,297
Eli Lilly & Co. (c)	134,048	104,705
Galderma Group AG	148,300	11,051
GSK PLC sponsored ADR	1,737,328	71,995
Johnson & Johnson	465,366	67,287
Royalty Pharma PLC	281,700	7,803
UCB SA	493,200	65,556
Zoetis, Inc. Class A	13,900	2,213
		412,907
TOTAL HEALTH CARE		1,227,021
INDUSTRIALS - 16.9%
Aerospace & Defense - 8.7%
Airbus Group NV	271,600	44,694
General Dynamics Corp.	153,261	44,000
General Electric Co. (c)	3,310,811	535,755
Howmet Aerospace, Inc.	94,800	6,328
Huntington Ingalls Industries, Inc.	120,684	33,421
Loar Holdings, Inc.	10,200	534
Safran SA	101,900	22,095
Textron, Inc.	173,400	14,668
The Boeing Co. (d)	1,049,320	176,118
		877,613
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	8,400	935
FedEx Corp.	108,674	28,449
United Parcel Service, Inc. Class B	821,699	121,184
		150,568
Building Products - 0.0%
A.O. Smith Corp.	17,000	1,408
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	1,534,400	48,964
Veralto Corp.	80,201	7,513
		56,477
Electrical Equipment - 2.2%
Acuity Brands, Inc.	104,615	25,976
AMETEK, Inc.	30,500	5,327
GE Vernova LLC	779,177	119,767
Hubbell, Inc. Class B (c)	118,872	44,044
Regal Rexnord Corp.	153,800	24,819
Rockwell Automation, Inc.	19,318	5,234
		225,167
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc. Class A	659,809	30,503
Machinery - 1.8%
Allison Transmission Holdings, Inc.	389,300	28,633
Caterpillar, Inc.	15,323	5,127
Cummins, Inc.	57,976	16,378
Donaldson Co., Inc.	673,412	48,620
Fortive Corp.	274,488	20,661
Nordson Corp.	157,627	40,698
Otis Worldwide Corp.	87,573	7,987
Stanley Black & Decker, Inc.	87,618	8,008
		176,112
Passenger Airlines - 0.0%
Copa Holdings SA Class A	14,500	1,385
Professional Services - 0.6%
Equifax, Inc.	93,923	20,681
Paycom Software, Inc.	12,600	2,369
RELX PLC (London Stock Exchange)	897,501	36,876
		59,926
Trading Companies & Distributors - 1.1%
Brenntag SE	74,700	5,968
Watsco, Inc.	205,891	92,182
WESCO International, Inc.	85,300	13,030
		111,180
Transportation Infrastructure - 0.1%
Aena SME SA (a)	44,300	8,113
TOTAL INDUSTRIALS		1,698,452
INFORMATION TECHNOLOGY - 22.5%
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	105,964	25,628
IT Services - 0.6%
Amdocs Ltd.	302,900	25,441
IBM Corp.	184,542	30,671
		56,112
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	176,208	35,349
Applied Materials, Inc.	197,900	39,313
BE Semiconductor Industries NV	132,500	17,746
Broadcom, Inc.	51,600	67,094
Lam Research Corp.	40,130	35,893
Marvell Technology, Inc.	1,339,286	88,272
Microchip Technology, Inc.	56,900	5,234
NVIDIA Corp. (c)	393,805	340,255
NXP Semiconductors NV	217,226	55,651
Qualcomm, Inc.	33,300	5,523
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	319,800	43,921
Teradyne, Inc.	157,500	18,320
		752,571
Software - 11.5%
Intuit, Inc.	138,100	86,398
Microsoft Corp.	2,194,082	854,229
Oracle Corp.	766,200	87,155
Sage Group PLC	1,463,500	21,323
SAP SE sponsored ADR	593,245	107,502
		1,156,607
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	1,533,102	261,133
Samsung Electronics Co. Ltd.	162,180	8,990
		270,123
TOTAL INFORMATION TECHNOLOGY		2,261,041
MATERIALS - 1.5%
Chemicals - 0.4%
Air Products & Chemicals, Inc. (c)	88,600	20,940
DuPont de Nemours, Inc.	1,723	125
International Flavors & Fragrances, Inc.	35,300	2,988
PPG Industries, Inc.	54,322	7,008
Sherwin-Williams Co.	14,400	4,314
		35,375
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	4,502,500	57,170
Freeport-McMoRan, Inc. (c)	1,120,812	55,973
		113,143
TOTAL MATERIALS		148,518
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	297,478	51,035
Crown Castle, Inc.	585,400	54,899
Public Storage	2,400	623
Simon Property Group, Inc.	149,360	20,990
		127,547
UTILITIES - 2.3%
Electric Utilities - 2.2%
Constellation Energy Corp.	42,013	7,812
Duke Energy Corp.	201,121	19,762
Edison International	217,100	15,427
Entergy Corp.	142,463	15,197
Eversource Energy	328,700	19,926
Exelon Corp.	155,840	5,856
FirstEnergy Corp.	125,300	4,804
NextEra Energy, Inc.	53,800	3,603
Southern Co.	1,714,166	125,991
		218,378
Multi-Utilities - 0.1%
Sempra	148,192	10,615
TOTAL UTILITIES		228,993
TOTAL COMMON STOCKS (Cost $6,090,750)		9,922,122

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $9,941)	13,103	10,227

U.S. Treasury Obligations - 0.2%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.3% 5/9/24 to 7/11/24 (Cost $25,517)	25,551	25,516

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	89,847,751	89,866
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	16,839,851	16,842
TOTAL MONEY MARKET FUNDS (Cost $106,708)		106,708

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Put Options
Exxon Mobil Corp.	Chicago Board Options Exchange	3,700	43,760	110	06/21/24	359

						359
TOTAL PURCHASED OPTIONS (Cost $1,022)						359

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,233,938)	10,064,932
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,082
NET ASSETS - 100.0%	10,066,014

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	3,802	14,071	41.00	06/21/24	(57)
Eli Lilly & Co.	Chicago Board Options Exchange	67	5,233	850.00	08/16/24	(170)
Exxon Mobil Corp.	Chicago Board Options Exchange	1,876	22,187	130.00	07/19/24	(189)
Freeport-McMoRan, Inc.	Chicago Board Options Exchange	595	2,971	50.00	05/17/24	(94)
General Electric Co.	Chicago Board Options Exchange	1,643	26,587	165.00	06/21/24	(928)
General Electric Co.	Chicago Board Options Exchange	1,644	26,603	170.00	06/21/24	(612)
Hubbell, Inc.	Chicago Board Options Exchange	1,113	41,239	340.00	06/21/24	(4,124)
McKesson Corp.	Chicago Board Options Exchange	148	7,951	560.00	05/17/24	(91)
NVIDIA Corp.	Chicago Board Options Exchange	299	25,834	1,070.00	05/17/24	(53)
U.S. Bancorp	Chicago Board Options Exchange	1,121	4,555	50.00	05/17/24	(2)
Wells Fargo & Co.	Chicago Board Options Exchange	5,646	33,492	62.50	08/16/24	(1,073)
Wells Fargo & Co.	Chicago Board Options Exchange	5,566	33,018	62.50	06/21/24	(456)
Wells Fargo & Co.	Chicago Board Options Exchange	5,566	33,018	65.00	08/16/24	(651)

						(8,500)
Put Options
Air Products & Chemicals, Inc.	Chicago Board Options Exchange	1,200	28,361	200.00	06/21/24	(51)

TOTAL WRITTEN OPTIONS						(8,551)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,027,000 or 0.4% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $305,120,000.
(d)	Non-income producing
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	498,389	697,224	1,105,747	11,721	-	-	89,866	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	99,536	624,050	706,744	614	-	-	16,842	0.1%
Total	597,925	1,321,274	1,812,491	12,335	-	-	106,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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